Loan Level Exception - Disposition
Run Date - 6/XX/2020 12:48:08 PM																												FINAL CREDIT LOAN GRADES		FINAL COMPLIANCE LOAN GRADES		FINAL PROPERTY LOAN GRADES		FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	Disposition 1	Disposition 2	DBRS	Fitch	DBRS	Fitch	DBRS	Fitch	DBRS	Fitch
XXXX	XXXX	XXXX	XXXX	$220,000.00	NJ	7/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Higher Priced QM	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.75960% or Final Disclosure APR of 8.76000% is in excess of allowable threshold of APOR 4.61% + 1.5%, or 6.11000%. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			Out	FHPML - Compliant	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	XXXX	$195,500.00	TX	7/XX/2018	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.97910% or Final Disclosure APR of 6.39870% is in excess of allowable threshold of APOR 4.58% + 1.5%, or 6.08000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/30/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $244.38 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $4.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77208)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee for Loan Discount Points of $244.38 listed in Section A was not disclosed on the Loan Estimate. A change of circumstance form was not provided. No cure was provided.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure was provided for zero tolerance fees exceeding tolerance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee for Title - Guaranty Fee for $4.50 listed in Section B - services borrower did not shop for was not disclosed on the Loan Estimate. No cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee for Title - Document Prep for $125  listed in Section B - services borrower did not shop for was not disclosed on the Loan Estimate. No cure was provided.
Federal Compliance - Federal HPML 2014 Compliant: Compliant Higher Priced Mortgage Loan.	REVIEWER - CURED COMMENT (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
REVIEWER - GENERAL COMMENT (2019-01-22): AMC received the following:  Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88.  Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees.  Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by..  In addition, proof of delivery of refund is required to cure.
REVIEWER - CURED COMMENT (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
REVIEWER - GENERAL COMMENT (2019-01-22): AMC received the following:  Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88.  Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees.  Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by..  In addition, proof of delivery of refund is required to cure.
REVIEWER - CURED COMMENT (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
BUYER - GENERAL COMMENT (2019-01-22): (Nicole Cofrancesco)please see PC CD, LOE, Delivery to borrower as well as delivery of refund check
REVIEWER - GENERAL COMMENT (2019-01-22): AMC received the following:  Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88.  Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees.  Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by..  In addition, proof of delivery of refund is required to cure.
REVIEWER - CURED COMMENT (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
REVIEWER - GENERAL COMMENT (2019-01-22): AMC received the following:  Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88.  Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees.  Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by..  In addition, proof of delivery of refund is required to cure.
BUYER - GENERAL COMMENT (2019-01-22): (Nicole Cofrancesco)please see docs
REVIEWER - WAIVED COMMENT (2019-01-22): Compliant Higher Priced Mortgage Loan
REVIEWER - RE-OPEN COMMENT (2019-10-29): Reopened at clients request	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has job stability of 4 years as a Sr. Regional Manager FICO score above minimum by 20 points or greater. 713 vs 680. PITIA reserves above minimum by 6 months or greater. 27 vs 3 months.		Out	FHPML - Compliant	A	A	B	B	A	A	B	B
XXXX	XXXX	XXXX	XXXX	$482,000.00	TX	11/XX/2018	Primary	Purchase	Non QM	2	2	[2] Guideline Issue - Margin is ineligible per guidelines.	Margin of 3.50% is ineligible for product. Guidelines state a margin of $%.	REVIEWER - WAIVED COMMENT (2019-01-22): Client elected to waive the exception with verified compensating factors. BUYER - GENERAL COMMENT (2019-01-22): (Peter Rader)SG elects to allow 3.5% margin. SELLER - GENERAL COMMENT (2019-01-22): This was u/w to Deephaven’s guides so Margin is Deephaven’s margin REVIEWER - RE-OPEN COMMENT (2019-10-29): Reopened at Client’s request.	1				1					FICO score above minimum by 20 points or greater. Borrowers fico is 676 guideline required fico is 580. Increase in residual income by 10% or greater. Borrower has residual income of $8,518.08 a month			-	B	B	A	A	A	A	B	B
XXXX	XXXX	XXXX	XXXX	$961,491.00	CA	2/XX/2020	Primary	Refinance Rate/Term	Non QM	2	2	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.			1				1								-	B	B	A	A	A	A	B	B